Earnings/(Losses) per Share	6 Months Ended
Jun. 30, 2012
Earnings/(Losses) Per Share [Abstract]
Earnings/(Losses) per Share
11.	Earnings/(Losses) per Share

On June 9, 2011, the Company extended the expiration date and reduced the exercise price for its 1,655,006 outstanding Class Z warrants. The expiration date of the Class Z warrants was extended to August 12, 2011 from July 26, 2011 and the exercise price per share was reduced to $0.36 per one-fifth (1/5) of a share of common stock, or $1.80 per whole share of common stock, from $5.00 per one-fifth (1/5) of a share, or $25.00 per whole share. As of August 12, 2011, 8,865 Class Z warrants had been exercised and 1,773 shares of Common Stock were issued; the remaining Class Z warrants expired unexercised. In addition, the 150,000 Class A warrants held by the founding shareholders, which had an exercise price of $5.00 per 1/5 share or $25.00 per whole share, were not exercised and expired on July 29, 2011.

The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the period, as adjusted to reflect the reverse stock split effective October 1, 2010. The computation of the dilutive common shares outstanding at June 30, 2012 does not include the 12,000 vested options (adjusted to reflect the reverse stock split) and non vested restricted shares discussed in Note 13, as the Company reported losses for the six months ended June 30, 2012.

The components of the denominator for the calculation of basic (loss) earnings per share and diluted (loss) earnings per share for the six months ended June 30, 2012 and 2011, respectively that have been adjusted to reflect the reverse stock split (Note 12) effective October 1, 2010 are as follows:

	For the six months ended	For the six months ended
	June 30, 2012	June 30, 2011
Numerator:
Net (loss)/ income — basic and diluted	$(20,789)	$(49,371)

Basic (loss)/earnings per share denominator:
Weighted average common shares outstanding	6,500,900	6,353,496

Diluted (loss)/earnings per share denominator:
Weighted average common shares outstanding	6,500,900	6,353,496

Dilutive common shares:
Options	—	—
Warrants	—	—
Restricted shares	—	—

Dilutive effect	—	—

Weighted average common shares — diluted

Basic (loss)/earnings per common share	$(3.20)	$(7.77)
Diluted (loss)/earnings per common share	$(3.20)	$(7.77)